11. WARRANTS (Tables)	12 Months Ended
Dec. 31, 2015
Warrants and Rights Note Disclosure [Abstract]
Warrant activity
Issued	Warrants	Weighted Average Exercise Price
Balance, December 31, 2012	23,249,997	0.27
Warrants issued	13,772,296	0.16
Warrants exercised	(625,000)	0.06
Warrants expired	(500,000)	2.19
Balance, December 31, 2013	35,897,293	0.20
Warrants issued	3,002,177	0.15
Warrants exercised	(652,500)	0.08
Warrants expired	(1,900,000)	0.20
Balance, December 31, 2014	36,346,970	0.20
Warrants issued	2,311,000	0.15
Balance, December 31, 2015	38,657,970	$0.20

Warrants outstanding
Number Outstanding	Number Vested	Average Exercise Price	Expiry Year *

7,668,330	7,668,330	$0.20	2016
4,616,667	4,616,667	$0.36	2017
9,809,796	9,809,796	$0.14	2018
3,002,177	3,002,177	$0.15	2019
2,311,000	–	$0.12	2020
7,500,000	7,500,000	$0.20	2022
3,750,000	3,750,000	$0.20	2023
38,657,970	36,346,970